SCHEDULE OF INVESTMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 291,066
Acquisitions		623,706
Change in fair value	(98,483)	(332,640)
Balance	$ 192,583	$ 291,066